Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Deficit
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	88,000,000	16,303,928
Common stock, shares issued (in shares)	47,977,390	11,661,485
Common stock, shares outstanding (in shares)	47,977,390	11,661,485
Series E Preferred Stock [Member]
Redeemable Series E Convertible Preferred Stock
Redeemable convertible preferred, par value (in dollars per share)	$ 0.001	$ 0.001
Redeemable convertible preferred, shares authorized (in shares)	2,900,000	0
Redeemable convertible preferred, shares issued (in shares)	1,387,378	0
Redeemable convertible preferred, shares outstanding (in shares)	1,387,378	0
Stockholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.99
Preferred stock, shares outstanding (in shares)	1,387,378
Convertible Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	0	5,529,162
Preferred stock, shares issued (in shares)	0	2,391,403
Preferred stock, shares outstanding (in shares)	0	2,391,403